Convertible Notes and Warrant Liabilities - Roll Forward of Derivative Net Liabilties (Details) (CAD)	Sep. 10, 2011	Apr. 30, 2011	Nov. 04, 2010
Roll-forward of Derivative Net Liabilities
Derivative balance at period ended	122,143	128,253	1,633,510
Change due to fair market value, credit	6,110	1,505,257